Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenue Table
The following tables contain the Company’s total revenue for the years ended December 31, 2019, 2018 and 2017, by contract type, by segment and by business line within segments. The tables do not include revenues of Altera for periods subsequent to the deconsolidation of Altera in September 2017 as a result of the 2017 Brookfield Transaction (see Note 4).

	Year Ended December 31, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	533,294	6,742	17,495	—	33,961	(11,562)	579,930
Voyage charters	36,351	—	881,603	—	—	—	917,954
Bareboat charters	18,387	—	—	—	—	—	18,387
FPSO contracts	—	—	—	210,816	—	—	210,816
Management fees and other	6,482	—	44,819	—	169,029	(2,026)	218,304
	594,514	6,742	943,917	210,816	202,990	(13,588)	1,945,391

	Year Ended December 31, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	420,262	17,405	59,976	—	33,737	(9,418)	521,962
Voyage charters	23,922	14,591	671,928	—	—	—	710,441
Bareboat charters	23,820	—	—	—	—	729	24,549
FPSO contracts	—	—	—	261,736	—	—	261,736
Management fees and other	10,435	327	44,589	—	156,186	(1,737)	209,800
	478,439	32,323	776,493	261,736	189,923	(10,426)	1,728,488

	Year Ended December 31, 2017 (1)
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conven-tional Tankers	Teekay Parent Offshore Production	Teekay Parent Conven-tional Tankers	Teekay Parent Other	Altera	Eliminations and Other	Total

	$	$	$	$	$	$	$	$	$
Time charters	332,751	39,171	112,100	—	—	41,734	231,950	(57,385)	700,321
Voyage charters	2,285	6,709	125,774	—	—	—	34,576	—	169,344
Bareboat charters	40,058	—	—	—	—	—	68,453	(28,818)	79,693
FPSO contracts	—	—	—	209,394	—	—	332,108	—	541,502
Net pool revenues	—	—	139,936	—	5,065	—		—	145,001
Contracts of affreightment	—	—	—	—	—	—	129,624	—	129,624
Management fees and other	10,589	1,113	53,368	—	—	47,373	—	2,404	114,847
	385,683	46,993	431,178	209,394	5,065	89,107	796,711	(83,799)	1,880,332

(1)	The year ended December 31, 2017 does not include the impact of the January 1, 2018 adoption of ASU 2014-09.

Direct Financing Lease, Lease Income
The following table lists the components of the net investments in direct financing leases and sales-type leases:

	December 31, 2019	December 31, 2018
	$	$
Total minimum lease payments to be received	1,115,968	897,130
Estimated unguaranteed residual value of leased properties	284,277	291,098
Initial direct costs and other	296	329
Less unearned revenue	(581,732)	(613,394)
Total	818,809	575,163
Less current portion	(273,986)	(12,635)
Long-term portion	544,823	562,528

Operating Lease, Lease Income [Table Text Block]
The following table contains the Company's total revenue by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	1,554,883	1,322,259	1,580,029
Interest income on lease receivables	51,676	41,963	49,275
Variable lease payments – cost reimbursements (1)	50,024	39,233	64,920
Variable lease payments – other (2)	48,813	96,679	48,699
	1,705,396	1,500,134	1,742,923
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	21,691	18,554	22,562
Management fees and other income	218,304	209,800	114,847
	239,995	228,354	137,409
Total	1,945,391	1,728,488	1,880,332

(1)
Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.

(2)
Compensation from time charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil, and other monthly or annual operational performance measures.